Stockholders' Deficit (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of the transactions related to the companys preferred stock
Conversion of Put Shares	$ 499,921
Common Stock [Member]
Summary of the transactions related to the companys preferred stock
Beginning Balance	499,921
Beginning Balance, Shares	10,000
Conversion of Put Shares	(499,921)
Conversion of put option shares to common shares, Shares	(10,000)
Issuance pursuant to private placement
Issuance pursuant to private placement, Shares
Issuance pursuant to unpaid 2012 salary
Issuance pursuant to unpaid 2012 salary, Shares
Issuance from conversion of debt and interest
Issuance from conversion of debt and interest, Shares
Conversion of Preferred stock into common shares
Conversion of Preferred stock into common shares, Shares
Issuance pursuant to private acquisition		499,921
Issuance pursuant to private acquisition, Shares		10,000
Balance		499,921
Balance, Shares		10,000
Series B Preferred Stock [Member]
Summary of the transactions related to the companys preferred stock
Beginning Balance	2,216,760	15,000
Beginning Balance, Shares	37,500	15,000
Issuance pursuant to private placement		1,585,000
Issuance pursuant to private placement, Shares		16,021
Issuance pursuant to unpaid 2012 salary
Issuance pursuant to unpaid 2012 salary, Shares
Issuance from conversion of debt and interest		616,760
Issuance from conversion of debt and interest, Shares		6,479
Conversion of Preferred stock into common shares	(2,216,760)
Conversion of Preferred stock into common shares, Shares	(37,500)
Issuance pursuant to private acquisition
Issuance pursuant to private acquisition, Shares
Balance		2,216,760
Balance, Shares		37,500
Series C Preferred Stock [Member]
Summary of the transactions related to the companys preferred stock
Beginning Balance	1,500,000
Beginning Balance, Shares	1,500
Issuance pursuant to private placement		1,500,000
Issuance pursuant to private placement, Shares		1,500
Issuance pursuant to unpaid 2012 salary
Issuance pursuant to unpaid 2012 salary, Shares
Issuance from conversion of debt and interest
Issuance from conversion of debt and interest, Shares
Conversion of Preferred stock into common shares	(1,500,000)
Conversion of Preferred stock into common shares, Shares	(1,500)
Issuance pursuant to private acquisition
Issuance pursuant to private acquisition, Shares
Balance		1,500,000
Balance, Shares		1,500
Series D Preferred Stock [Member]
Summary of the transactions related to the companys preferred stock
Beginning Balance	605,872	605,872
Beginning Balance, Shares	608	608
Issuance pursuant to private placement
Issuance pursuant to private placement, Shares
Issuance pursuant to unpaid 2012 salary		352,344
Issuance pursuant to unpaid 2012 salary, Shares		400
Issuance from conversion of debt and interest
Issuance from conversion of debt and interest, Shares
Conversion of Preferred stock into common shares	(605,872)	(352,344)
Conversion of Preferred stock into common shares, Shares	(608)	(400)
Issuance pursuant to private acquisition
Issuance pursuant to private acquisition, Shares
Balance		605,872
Balance, Shares		608
Series E Preferred Stock [Member]
Summary of the transactions related to the companys preferred stock
Beginning Balance	2,575,000
Beginning Balance, Shares	2,575
Issuance pursuant to sale of shares	775,000
Issuance pursuant to sale of shares, Shares	775
Issuance pursuant to private placement		2,575,000
Issuance pursuant to private placement, Shares		2,575
Issuance pursuant to unpaid 2012 salary
Issuance pursuant to unpaid 2012 salary, Shares
Issuance from conversion of debt and interest
Issuance from conversion of debt and interest, Shares
Conversion of Preferred stock into common shares	(3,350,000)
Conversion of Preferred stock into common shares, Shares	(3,350)
Issuance pursuant to private acquisition
Issuance pursuant to private acquisition, Shares
Balance		2,575,000
Balance, Shares		2,575
Series F Preferred Stock [Member]
Summary of the transactions related to the companys preferred stock
Beginning Balance	3,575,000
Beginning Balance, Shares	4,150
Redeemed for cash	(3,000,000)
Redeemed for cash, Shares	(3,000)
Issuance pursuant to private placement
Issuance pursuant to private placement, Shares
Issuance pursuant to unpaid 2012 salary
Issuance pursuant to unpaid 2012 salary, Shares
Issuance from conversion of debt and interest
Issuance from conversion of debt and interest, Shares
Conversion of Preferred stock into common shares	(575,000)
Conversion of Preferred stock into common shares, Shares	(1,150)
Issuance pursuant to private acquisition		3,575,000
Issuance pursuant to private acquisition, Shares		4,150
Balance		3,575,000
Balance, Shares		4,150
Series H Preferred Stock [Member]
Summary of the transactions related to the companys preferred stock
Beginning Balance	1,425,000
Beginning Balance, Shares	1,425
Issuance pursuant to private placement		1,425,000
Issuance pursuant to private placement, Shares		1,425
Issuance pursuant to unpaid 2012 salary
Issuance pursuant to unpaid 2012 salary, Shares
Issuance from conversion of debt and interest
Issuance from conversion of debt and interest, Shares
Conversion of Preferred stock into common shares	(1,425,000)
Conversion of Preferred stock into common shares, Shares	(1,425)
Issuance pursuant to private acquisition
Issuance pursuant to private acquisition, Shares
Balance		1,425,000
Balance, Shares		1,425
Series I Preferred Stock [Member]
Summary of the transactions related to the companys preferred stock
Beginning Balance	4,187,151
Beginning Balance, Shares	4,500
Issuance pursuant to private placement
Issuance pursuant to private placement, Shares
Issuance pursuant to unpaid 2012 salary
Issuance pursuant to unpaid 2012 salary, Shares
Issuance from conversion of debt and interest
Issuance from conversion of debt and interest, Shares
Conversion of Preferred stock into common shares
Conversion of Preferred stock into common shares, Shares
Issuance pursuant to private acquisition		4,187,151
Issuance pursuant to private acquisition, Shares		4,500
Repurchase upon sale of ERFS	(4,187,151)
Repurchase upon sale of ERFS, Shares	(4,500)
Balance		$ 4,187,151
Balance, Shares		4,500